Supplemental Cash Flow Disclosures (Tables)	12 Months Ended
Jan. 31, 2022
Schedule of supplemental cash flow disclosures
	January 31, 2022 $	January 31, 2021 $	January 31, 2020 $
Supplemental disclosures:
Interest paid	–	480,636	415,964
Non-cash investing and financing activities:
Common shares issued for services	115,500	1,351,808	185,129
Common shares issued for settlement of accounts payable	40,331	–	338,064
Common shares issued for loan origination fees	–	–	20,000
Common shares issued for conversion of debentures	–	102,389	261,821
Common shares issued as share issue costs	724,690	–	1,996,000
Common shares issued for asset acquisition	–	16,666,666	–
Common shares and share purchase warrants issued on exercise of special warrants	2,794,868	–	–
Common shares, share purchase options and share purchase warrants issued for asset acquisition	–	6,252,180	–
Compensation options granted as share issue costs	896,466	–	–
Warrants issued for finder’s fee	–	103,549	1,001,565